ACCRUED EXPENSES - Components (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accrued compensation
Bonus		$ 832,918	$ 831,601
Wages		218,974	140,962
Vacation		959,004	569,777
Earned discounts		554,642	499,219
Commissions settlement			274,323
Compensation related accruals	$ 3,274,248	2,104,008
Marketing programs	940,930	611,642	45,000
Interest	381,595	110,239	28,750
Warranty	464,812	269,496	217,244
Professional fees	1,873,278	129,169	72,611
Inventory purchases and freight	1,242,311
Other	196,308	481,540	264,533
401k matching contributions		93,112	100,134
Travel		60,400
Credit card fees		60,424	34,424
Accrued expenses	$ 8,373,482	$ 3,706,094	$ 3,078,578